CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Surplus Reserve [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 5,700	$ 3,571,963	$ 2,674,537	$ 5,536,673	$ 854,153	$ 12,643,026
Balance (in shares) at Dec. 31, 2009	5,700,000
Recapitalization on reverse acquisition	2,250	6,728,284				6,730,534
Recapitalization on reverse acquisition (in shares)	2,249,965
Allocation to reserve			350,025			350,025
Net income				424,271		424,271
Unrealized foreign currency translation adjustment					238,861	238,861
Balance at Dec. 31, 2010	7,950	10,300,247	3,024,562	5,960,944	1,093,014	20,386,717
Balance (in shares) at Dec. 31, 2010	7,949,965
Net income				1,187,981		1,187,981
Stock issued for services	22	35,668				35,690
Stock issued for services (in shares)	21,500
Unrealized foreign currency translation adjustment					916,979	916,979
Balance at Dec. 31, 2011	$ 7,972	$ 10,335,915	$ 3,024,562	$ 7,148,925	$ 2,009,993	$ 22,527,367
Balance (in shares) at Dec. 31, 2011	7,971,465